Revenue - Disaggregation of Revenue from Contracts with Customers (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 79,225
Cannabis
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	66,927
Cannabis | Provincial Boards
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	13,386
Cannabis | Medical
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	24
Cannabis | Licensed Producers
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	53,517
Ornamental Flowers
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 12,298